Segment Reporting (Details) - Schedule of information by segment - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenues	$ 3,600,078	$ 8,339,215	$ 17,019,356
Cost of goods sold	3,214,349	6,341,539	11,778,758
Gross profit	385,729	1,997,676	5,240,598
Interest expense and charges	103,340	857,551	691,833
Depreciation and amortization	875,695	869,725	832,691
Capital expenditures	2,570,644	64,758	557,519
Income tax expenses	3,469	569,974	411,054
Segment profit (loss)	(20,477,543)	(5,288,007)	(5,551,933)
Segment assets	30,961,067	57,974,073	70,795,244
Machinery and Equipment sales [Member]
Segment Reporting Information [Line Items]
Revenues	1,799,741	6,455,995	14,022,053
Cost of goods sold	1,501,420	4,429,869	9,415,826
Gross profit	298,321	2,026,126	4,606,227
Interest expense and charges	132,136	672,778	633,482
Depreciation and amortization	167,468	164,538	175,142
Capital expenditures	14,463	6,900	443,070
Income tax expenses	3,469	569,974	389,874
Segment profit (loss)	(12,497,629)	(725,938)	(3,004,956)
Segment assets	12,742,545	16,389,063	19,150,283
Construction materials sales [Member]
Segment Reporting Information [Line Items]
Revenues	1,658,385	1,776,525	2,818,317
Cost of goods sold	1,562,975	1,901,060	2,323,157
Gross profit	95,410	(124,535)	495,160
Interest expense and charges	(121,449)	48,719	949
Depreciation and amortization	705,703	701,077	648,852
Capital expenditures	2,556,181	57,858	95,526
Income tax expenses			21,180
Segment profit (loss)	(7,804,642)	(4,300,671)	(1,189,802)
Segment assets	12,646,798	41,233,143	51,280,426
Municipal construction projects [Member]
Segment Reporting Information [Line Items]
Revenues	141,952	106,695	178,986
Cost of goods sold	149,954	10,610	39,775
Gross profit	(8,002)	96,085	139,211
Interest expense and charges	77,153	136,054	52,922
Depreciation and amortization	2,524	4,110	8,697
Capital expenditures			18,923
Income tax expenses
Segment profit (loss)	(37,782)	(261,398)	(304,433)
Segment assets	98,625	347,917	356,424
Technological consulting and other services [Member]
Segment Reporting Information [Line Items]
Revenues
Cost of goods sold
Gross profit
Interest expense and charges	15,500		4,480
Depreciation and amortization
Capital expenditures
Income tax expenses
Segment profit (loss)	(137,491)		(1,052,742)
Segment assets	$ 5,473,099	$ 3,950	$ 8,111